Deferred taxation - Summary of recognised and unrecognised amounts in deferred tax assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised	$ 4,288	$ 4,016
Unrecognised	6,983	5,978
Australia
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised	1,416	1,132
Unrecognised	505	563
Mongolia
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised	1,366	1,780
Unrecognised	255	68
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised	519	331
Unrecognised	764	511
US
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised	377	262
Unrecognised	841	926
UK
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised	34	66
Unrecognised	2,907	2,343
Accumulated foreign tax credits	1,500	1,400
France
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised	0	0
Unrecognised	1,408	1,233
Other countries
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised	576	445
Unrecognised	303	334
Tax losses | Mongolia
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised		419
Realised or unrealised capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised	375	249
Unrecognised	$ 2,892	$ 2,561
Deferred tax loss recovery period	1 year